Long-Term Deposit (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended							1 Months Ended				0 Months Ended	1 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	May 19, 2006 Joyinn Hotel Investment and Management Co., Ltd. [Member] USD ($)	May 19, 2006 Joyinn Hotel Investment and Management Co., Ltd. [Member] CNY	Jan. 22, 2015 Joyinn Hotel Investment and Management Co., Ltd. [Member] Contract Termination [Member] USD ($)	Jun. 30, 2008 Initial Deposit Amount [Member] CNY	Jun. 30, 2008 Total Deposit Amount [Member] CNY	Jun. 18, 2008 Deposit Reduction Amount [Member] CNY	Dec. 10, 2012 Pledged Interest [Member]	Jun. 23, 2009 Pledged Interest [Member]	Jan. 14, 2014 Pledged Interest [Member]	Apr. 09, 2008 Pledged Interest [Member]
Schedule of Equity Method Investments [Line Items]
Registered capital						$ 6,236	50,000			52,000
Long-term deposit			2,701	16,760	16,760				26,000		5,000
Ownership percentage															97.60%
Increase In Pledged Amount Of Interest Percent												16.80%	19.00%
Pledged Amount Of Interest Percent												87.80%		71.00%	52.00%
Impairment provision	681	4,240
Proceeds From Repayment Of Deposit								$ 21,000